UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806



Asset Allocation Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various -  9/30

Date of reporting period: 07/01/11 - 06/30/12


Item 1. Proxy Voting Record


============================ ASSET ALLOCATION TRUST ============================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ASSET ALLOCATION TRUST

*BY: /S/ KARLA M. RABUSCH
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 15, 2012



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.